FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Earn-out liability	$ 349
Total financial liability	349
Updated Revenue Forecast Due to Acquisition	349
Fair Value, Inputs, Level 1 [Member]
Earn-out liability
Total financial liability
Fair Value, Inputs, Level 2 [Member]
Earn-out liability
Total financial liability
Fair Value, Inputs, Level 3 [Member]
Earn-out liability	349
Total financial liability	$ 349